Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 98	$ 30	$ 54
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	98	30	54
Mexico [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	65	39	28
United States [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	21	17	18
EMEAA [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	10	8	8
Corporate and other [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 2	$ (34)	$ 0